January 23, 2025

SHENKMAN CAPITAL FLOATING RATE HIGH INCOME FUND

Class A	SFHAX
Class C	SFHCX

Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”) each dated January 28, 2025

The Shenkman Capital Floating Rate High Income Fund’s Class A and Class C shares are not currently available for purchase.

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Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.